Tax matters - Income tax (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Tax expense for current year	$ 7,496	$ 7,099	$ 5,615
Deferred tax expense (benefit)
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(1,270)	(190)	(157)
Total Income Tax	$ 6,226	$ 6,909	$ 5,458